TRADE AND OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2025
Trade And Other Receivables Net
TRADE AND OTHER RECEIVABLES, NET
9	TRADE AND OTHER RECEIVABLES, NET

	2025	2024
	USD	USD

Trade receivables – contracts with customers	3,015,429	1,638,529
Less: Allowance for credit losses	(893,848)	(167,177)
Trade receivables, net	2,121,581	1,471,352

Other receivables	2,296,947	2,695,154
Less: Allowance for credit losses	(162,498)	-
Other receivables, net	2,134,449	2,695,154
Total	4,256,030	4,166,506

Movement in the above allowance for credit losses of trade receivables:
Beginning balance	167,177	483,153
Disposal of subsidiaries	(80,865)	-
Charged (Credited) for the year	807,536	(315,976)
Ending balance	893,848	167,177

Movement in the above allowance for credit losses of other receivables:
Beginning balance	-	-
Disposal of subsidiaries	(589,907)
Charged (Credited) for the year	752,405	-
Ending balance	162,498	-

The normal credit period for customers is ranging from 30 to 90 days. No interest is charged on the outstanding balances.

	2025	2024
	USD	USD

Not past due	2,366	136,006
Past due	3,013,063	1,502,523
Less: Allowance for credit losses	(893,848)	(167,177)
Net trade receivables	2,121,581	1,471,352

The following is an aged analysis of trade receivables, net of allowance for credit losses, presented based on past due date:

	2025	2024
	USD	USD

< 30 days	1,301,733	90,551
31 days to 60 days	114,081	192,595
61 days to 90 days	75,978	29,999
91 days to 180 days	310,093	417,648
181 days to 365 days	317,330	604,553
More than 1 year	-	-
Total	2,119,215	1,335,346

As at December 31, 2025, included in the Group’s trade receivables balance are debtors with aggregate carrying amount of USD2,119,215 (2024: USD1,335,346) which are past due as at the reporting date. Out of the past due balances, USD627,423 (2024: USD1,022,201) has been past due 91 days or more and is not considered as in default because subsequent settlements were made from these debtors.

Details of impairment assessment of trade and other receivables are set out in note 24.